Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2020
ZHEJIANG TIANLAN
Bank borrowings
	December 31,
	2020	2019
	RMB’000	RMB’000

Bank loans borrowed by the Company (note i)	10,014	21,834
Bank loans borrowed by subsidiaries of the Company (note ii)	10,015	5,007
	20,029	26,841

(i)	The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by the Company as of December 31, 2020 bears interest at fixed rates of 4.79% (2019: 4.57% to 6.33%) per annum. Interest paid during the year ended December 31, 2020 was approximately RMB1,377,000 (2019: RMB1,991,000 and 2018: RMB2,089,000).

(ii)	The bank loans are denominated in Renminbi and are repayable within 1 year. The bank loans borrowed by subsidiaries of the Company as of December 31, 2020 bears interest at a fixed rate ranging from 4.5% to 4.79% (2019: 5.22%) per annum and are secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2020 was approximately RMB287,000 (2019: RMB246,000 and 2018: RMB278,000).